Equity (Details Textual) - USD ($)	1 Months Ended							12 Months Ended
	Jun. 24, 2020	Jun. 05, 2020	Oct. 17, 2019	Oct. 02, 2019	May 24, 2019	Nov. 21, 2017	Dec. 21, 2012	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Equity (Textual)
Common stock, shares authorized								150,000,000	150,000,000
Common stock, shares issued								45,188,648	26,180,314
Common stock, shares outstanding								45,188,648	26,180,314
Gross proceeds								$ 4,540,350	$ 5,500,000	$ 1,176,307
Value of services total amount								4,417	123,000	872,000
Fair value of warrants								(282,232)	(1,088,443)	$ (205,785)
Registered direct offering warrants [Member]
Equity (Textual)
Warrants to purchase ordinary shares					1,809,420
Warrants issuance of period					5 years
Warrants exercise price per share					$ 1.86
Fair value of warrants					$ 1,961,411			$ 895,663	$ 1,091,080
Registered direct offering warrants [Member] | Maximum [Member]
Equity (Textual)
Warrants exercise price per share					$ 1.86
Registered direct offering warrants [Member] | Minimum [Member]
Equity (Textual)
Warrants exercise price per share					$ 0.51
IPO warrants [Member]
Equity (Textual)
Warrants to purchase ordinary shares							4,500,000
Warrants exercise price per share							$ 1.31
Public warrants to shareholder							4,000,000
Public warrant, description							The public warrants may be redeemed by the Company at a price of $0.01 per public warrant in whole but not in part upon 30 days prior written notice after the public warrants become exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading days period ending on the third business day prior to the date on which notice of redemption is given.
Aggregate purchase price							$ 3,375,000
IPO warrants [Member] | Class A warrants [Member]
Equity (Textual)
Public warrant, description							Each public warrant entitles the holders to purchase from the Company one ordinary shares at an exercise price of $10.00 commencing on the later of (a) December 18, 2013 and (b) the consolidation of each series of the Company's ordinary shares into one class of ordinary shares and will expire on the earlier of December 18, 2017 and the date of the Company's dissolution and liquidation of the Trust Account, unless such public warrant are earlier redeemed.
IPO [Member]
Equity (Textual)
Warrant expired								Dec. 18, 2017
Private Placement [Member]
Equity (Textual)
Warrants outstanding								359,727	359,727
Fair value of warrants								$ 142,092	$ 204,325
Placement Agent Warrants [Member]
Equity (Textual)
Fair value of warrants					$ 246,718			$ 112,662	$ 137,243
Incremental issuance costs					$ 490,667
Common Stock [Member]
Equity (Textual)
Common stock, shares authorized								100,000,000
Common Stock [Member] | One Independent director [Member]
Equity (Textual)
Issuance of ordinary shares		8,834
Common Stock [Member] | 39Pu VIE Agreements [Member]
Equity (Textual)
Common stock, description			The Company issued 10,000,000 Ordinary Shares, no par value, to three shareholders of 39Pu, who collectively owned 51% equity interest in 39Pu and entered into 39Pu VIE Agreements with the Company.	The Company completed the acquisition of 51% equity interest in 39Pu (Note 6). The consideration was comprised of cash consideration of $2.4 million and share consideration of 10,000,000 Ordinary Shares, and certain contingent considerations.
Common Stock [Member] | Securities purchase agreement [Member]
Equity (Textual)
Issuance of ordinary shares	9,000,000
Gross proceeds	$ 5,000,000
Warrant [Member]
Equity (Textual)
Warrants, description								Among the 2,396,747 shares of warrants, 359,727 shares will expire on November 20, 2020, 2,037,020 shares will be expire on May 23, 2024.
Warrants outstanding											8,500,000
Private placement warrants [Member]
Equity (Textual)
Issuance of ordinary shares						1,798,635
Warrants issuance of period						5 years
Warrants exercise price per share						$ 1.31
Private warrants to shareholder						359,727